Segment Information - Disclosure of Detailed Information about Noncurrent Assets by Region (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
United States
Disclosure of operating segments [line items]
Total non-current assets	$ 451,113	$ 392,290
Mexico
Disclosure of operating segments [line items]
Total non-current assets	941,762	919,464
Brazil
Disclosure of operating segments [line items]
Total non-current assets	730,679	685,604
Canada
Disclosure of operating segments [line items]
Total non-current assets	544,428	1,820
Total non-current assets	$ 2,667,982	$ 1,999,178